Servicing Assets - Residential Mortgage Loans (Details) - Mortgage Servicing Rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Servicing Assets at Fair Value [Line Items]
Loans serviced	$ 60,300	$ 24,900
Servicing fee income	372	241
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of the period	232
Servicing rights capitalized	372	241
Amortization of servicing rights	(60)	(9)
Change in valuation allowance	(98)
Balance at end of the period	446	$ 232
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Impairment	(98)
Valuation allowance, end of the period	$ 98